SCHEDULE OF IDENTIFIABLE ASSETS AND LIABILITIES (Details) (Parenthetical) - $ / shares	1 Months Ended
	Sep. 30, 2020	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Deemed shares	6,688,392
Par value per share	$ 8.50	$ 8.50
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Deemed shares	6,212,050
Par value per share	$ 1.34
Purchase Options [Member]
IfrsStatementLineItems [Line Items]
Deemed shares	345,000
Par value per share	$ 4.11